Loans and Accounts Receivable From Customers - Summary of Movements in Loan Portfolio (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	$ 20,382,605
Financial assets	20,382,605		$ 20,382,605	$ 20,382,605
Net carrying amount				19,764,078
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	110,022
Financial assets that have been derecognized	120,684
Foreign exchange and other movements	7,018
Allowance for loan losses		$ 484,707		488,535
Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		217,296
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	221,176
Financial assets that have been derecognized	193,074
Foreign exchange and other movements	9,977
Allowance for loan losses		768,120		740,573
Net carrying amount		20,714,370
IFRS9 [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount		13,882,193
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount		4,379,710
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount		2,452,467
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	21,482,490	21,482,490
Changes in the allowances - Transfer to stage 1	267,605
- Transfer to stage 2	(149,957)
- Transfer to stage 3	(262,449)
- Charge-offs	(181,625)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	8,917,172
Financial assets that have been derecognized	(7,667,633)
Foreign exchange and other movements	176,772
Balances as of December 31, 2018	21,482,490
IFRS9 [member] | Gross assets [member] | Number of Shares Banco Itau [Member]
Disclosure of financial assets [line items]
Beginning balance	20,382,605
Financial assets	20,382,605			20,382,605
IFRS9 [member] | Gross assets [member] | After restatement [member]
Disclosure of financial assets [line items]
Beginning balance	20,382,605
Financial assets	20,382,605			20,382,605
IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	14,366,900	14,366,900
Balances as of December 31, 2018	14,366,900
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	4,445,827	4,445,827
Balances as of December 31, 2018	4,445,827
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	2,669,763	2,669,763
Balances as of December 31, 2018	2,669,763
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses		768,120
IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		484,707
IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		66,117
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		217,296
Stage1 [member] | IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	17,697,774	17,697,774
Balances as of December 31, 2018	17,697,774
Stage1 [member] | IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	11,935,270	11,935,270
Balances as of December 31, 2018	11,935,270
Stage1 [member] | IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	3,626,811	3,626,811
Balances as of December 31, 2018	3,626,811
Stage1 [member] | IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	2,135,693	2,135,693
Balances as of December 31, 2018	2,135,693
Stage1 [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses		138,492
Stage1 [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		61,971
Stage1 [member] | IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		5,756
Stage1 [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		70,765
Stage1 [member] | IFRS9 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	17,697,774	17,697,774
- Transfer to stage 2	(284,179)
- Transfer to stage 3	(109,278)
- Charge-offs	(25,209)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	7,894,302
Financial assets that have been derecognized	(6,165,474)
Foreign exchange and other movements	151,638
Balances as of December 31, 2018	17,697,774
Stage1 [member] | IFRS9 [member] | 12-month expected credit losses [member] | Gross assets [member] | Number of Shares Banco Itau [Member]
Disclosure of financial assets [line items]
Beginning balance	16,235,974
Financial assets	16,235,974			16,235,974
Stage1 [member] | IFRS9 [member] | 12-month expected credit losses [member] | Gross assets [member] | After restatement [member]
Disclosure of financial assets [line items]
Beginning balance	16,235,974
Financial assets	16,235,974			16,235,974
Stage 2 [member] | IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	2,899,739	2,899,739
Balances as of December 31, 2018	2,899,739
Stage 2 [member] | IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	1,796,562	1,796,562
Balances as of December 31, 2018	1,796,562
Stage 2 [member] | IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	659,119	659,119
Balances as of December 31, 2018	659,119
Stage 2 [member] | IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	444,058	444,058
Balances as of December 31, 2018	444,058
Stage 2 [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses		278,600
Stage 2 [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		155,958
Stage 2 [member] | IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		37,800
Stage 2 [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		84,842
Stage 2 [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	2,899,739	2,899,739
Changes in the allowances - Transfer to stage 1	159,276
- Transfer to stage 3	(153,171)
- Charge-offs	(24,473)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	700,572
Financial assets that have been derecognized	(1,126,300)
Foreign exchange and other movements	18,426
Balances as of December 31, 2018	2,899,739
Stage 2 [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Number of Shares Banco Itau [Member]
Disclosure of financial assets [line items]
Beginning balance	3,325,409
Financial assets	3,325,409			3,325,409
Stage 2 [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Gross assets [member] | After restatement [member]
Disclosure of financial assets [line items]
Beginning balance	3,325,409
Financial assets	3,325,409			3,325,409
Stage 3 [member] | IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	884,977	884,977
Balances as of December 31, 2018	884,977
Stage 3 [member] | IFRS9 [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	635,068	635,068
Balances as of December 31, 2018	635,068
Stage 3 [member] | IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	159,897	159,897
Balances as of December 31, 2018	159,897
Stage 3 [member] | IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	90,012	90,012
Balances as of December 31, 2018	90,012
Stage 3 [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses		351,028
Stage 3 [member] | IFRS9 [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		266,778
Stage 3 [member] | IFRS9 [member] | Allowances for loan losses [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		22,561
Stage 3 [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses		61,689
Stage 3 [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	884,977	$ 884,977
Changes in the allowances - Transfer to stage 1	108,329
- Transfer to stage 2	134,222
- Charge-offs	(131,943)
- Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	322,298
Financial assets that have been derecognized	(375,859)
Foreign exchange and other movements	6,708
Balances as of December 31, 2018	884,977
Stage 3 [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Number of Shares Banco Itau [Member]
Disclosure of financial assets [line items]
Beginning balance	821,222
Financial assets	821,222			821,222
Stage 3 [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Gross assets [member] | After restatement [member]
Disclosure of financial assets [line items]
Beginning balance	821,222
Financial assets	$ 821,222			$ 821,222